Long-term Borrowings (Long-term Borrowings) (Details) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Shanghai Commercial & Savings Bank [Member] CNY	Dec. 31, 2013 Shanghai Commercial & Savings Bank [Member] CNY
Schedule of Long Term Borrowings [Line Items]
Long-term borrowings	$ 95,662	593,543	335,330	0	593,543	335,330